SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation	Basis of consolidation The accompanying CFS were prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
Uses of estimates

Uses of estimates

In preparing the CFS in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the CFS and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements and are adjusted to reflect actual experience when necessary. Significant estimates required to be made by management include, but are not limited to allowance for doubtful accounts, and realization of deferred tax assets. Actual results could differ from those estimates. The Company evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results and outcomes may differ significantly from these estimates and assumptions.

Principles of consolidation

Principles of consolidation

The CFS include the financial statements of the Company and its subsidiaries.

All intercompany transactions and balances between the Company and subsidiaries were eliminated in consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. As of September 30, 2024 and 2023, all subsidiaries are controlled through equity interest investment, and none of them are controlled through contractual arrangements with the variable interest entities.

Non-controlling Interest

Non-controlling Interest

Non-controlling interest on the consolidated balance sheets results from the consolidation of a Singapore subsidiary formed during the year ended September 30, 2024. The portion of the income or loss applicable to the non-controlling interest in subsidiary is reflected in the consolidated statements of income and comprehensive income (loss).

Cash

Cash

Cash comprises cash at banks and cash on hand, which includes deposits with original maturities of three months or less with commercial banks in Singapore, Hong Kong and PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs, but covered by Chinese insurance program where RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank.

Restricted cash

Restricted cash

Cash that is restricted as to withdrawal is reported separately on the Consolidated Balance Sheets and is included in total cash in the Consolidated Statements of Cash Flows. Restricted cash mainly is required cash deposits reserved for commercial litigation.

Credit Losses

Credit Losses

On October 1, 2023, the Company adopted ASU 2016-13 Financial Instruments - Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including accounts receivable. The Company uses the roll-rate method to measure the expected credit losses of account receivables on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each period end of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-rate method for both current conditions and forecasts of economic conditions. The Company adopted ASC Topic 326 using the modified retrospective method in scope of the standard. Results for reporting periods beginning after October 1, 2023 are presented under ASC Topic 326, while prior period amounts continue to be reported in accordance with previously applicable GAAP.

Expected provision for credit losses are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts Receivable, net	Accounts Receivable, net Accounts receivable, net is the amounts the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses.
Receivable from sale of shares

Receivable from sale of shares

Receivable from sale of shares is receivables from officers or other employees resulting from the sale of shares. It was classified as asset in the balance sheet only when the receivable is fully repaid in cash before the financial statements are issued.

Inventories, net

Inventories, net

Inventories are the IT equipment used to sell to customers. Inventories are stated at the lower of cost or net realizable value. The Company determines the cost of inventory using weighted average method. The Company estimates the recoverability of inventory by reference to internal estimates of future demands and product life cycles, including expiration. The Company periodically analyzes its inventory levels to identify inventory that may expire prior to expected sale, no longer meeting quality specifications, or has a cost basis in excess of its estimated realizable value and records a charge to cost of sales for such inventory as appropriate. As of September 30, 2024, no impairment loss was recognized.

Advances to Vendors

Advances to Vendors

Advance to vendors consists of balances paid to suppliers for services and materials that have not been provided or received. To deliver application development services to customers, the Company needs to purchase IT equipment and tailor-make software to build up a hardware facility with software integrated to run a system. When the prepayment is made to the IT equipment suppliers or software suppliers while the IT equipment or the software is not delivered to the Company, an advance to vendor is recorded. In addition, the Company also purchases services from suppliers with the period more than one year. The unamortized part of prepayment is recorded as an advance to vendors. Suppliers usually ask for a prepayment for the IT equipment or tailor-made software and will deliver in around 1-3 months.

Advance to vendors are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the relative services or inventory will not be provided or received later. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful advances to vendors by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. As of September 30, 2024 and 2023, no such allowance was recognized.

Prepayments and other assets

Prepayments and other assets

Prepayments and other assets primarily consist of prepaid expenses, rents deposit, loans to third-parties, security deposits made to customers and advances to employees, which are presented net of allowance for doubtful accounts. Prepayment and other assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Other receivables are written off against the allowances only after exhaustive collection efforts. As of September 30, 2024 and 2023, no allowance for doubtful accounts were provided on prepayments and other assets.

Deferred issuance costs

Deferred issuance costs

Deferred issuance costs are costs associated with the Company’s current offering, which will be netted against the gross proceeds from the Company’s current offering. Deferred issuance costs related to an aborted offering (including an offering with postponement for more than 90 days) may not be deferred and charged against proceeds of a subsequent offering.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income in other income or expenses.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended September 30, 2024 and 2023, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value (“FV”) of financial instruments. FV is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard, ASC Topic 820, Fair Value Measurements (“ASC Topic 820”) establish a three-level valuation hierarchy for disclosures of FV measurement and enhance disclosure requirements for FV measurements. A three-level FV hierarchy prioritizes the inputs used to measure FV. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure FV are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the FV of the Company’s financial instruments, including cash, accounts receivable, prepayments and other current assets, accounts payable, accrued expenses and other liabilities and bank loans, approximates their recorded values due to their short-term maturities.

Revenue recognition

Revenue recognition

The Company follows ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company derives its revenues from two sources: (1) revenue from application development services, and (2) revenue from subscription services. All of the Company’s contracts with customer do not contain cancelable and refund-type provisions.

(1)	Revenue from application development service

The Company’s application development service contracts are primarily on a fixed-price basis with no variable consideration, which require the Company perform services including project planning, project design, application development and system integration based on customers’ specific needs and the service may also involve sales of IT equipments. These services also require significant production and customization. These services represent a single performance obligation as they are highly interdependent and interrelated and cannot be separately identifiable. The Company used the stand-alone selling price to allocate the transaction prices between development service and IT equipment sales. Upon delivery of the services, customer acceptance is generally required.

In certain application development service contracts, it contains a significant financial component, which represents a financial service obligation to the customers. In these cases, after deducting the standalone selling price of the financial service, which is calculated based on Chinese Central Bank’s suggesting bank loan interest rate for the duration similar to the credit period granted to the customers, the remaining amount of the contract consideration is allocated to the equipment and the application development services based on their relative standalone prices.

For the application development service contract, except for the financial income revenue, the Company believes the application development performance obligation is satisfied upon customer acceptance. The financial income revenue is recognized over the credit period granted to the customers. No significant returns, refund and other similar obligations during each reporting period.

In some arrangements, the Company’s ongoing customers purchased general purposed IT equipment from the Company and the Company sells and delivers IT equipment such as servers and computer terminals without any related application development service arrangement after the IT equipment purchase. IT equipments though have an aggregated monetary value, do not represent the underlying core value that the Company would deliver as a result of the service sales contract. Given the not significant portion of total revenue, the Company did not further disaggregate the revenue stream of sales of IT equipments.

The sale of IT equipment is recognized when delivery has occurred and the customer accepts the equipment and the Company has no performance obligation after the acceptance. For the years ended September 30, 2024, 2023 and 2022 IT equipment sales were $113,649, $503,191 and $852,379, respectively.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition (continued)

(2)Revenue from subscription services

Revenue from subscription services is comprised of subscription fees from customers accessing the Company’s software-as-a-service applications for a subscribed period. The Company’s billing to customer is on the basis of number of users or the actual usage by the customers. The subscription arrangements are considered service contracts because customers do not have the right to take possession of the software and can only benefit from the software when provided the right to access the software. Accordingly, the subscription services contracts typically include a single performance obligation and the terms of pricing and payment are fixed, no variable consideration is involved. The revenue from subscription services is recognized over the contract term on a straight-line basis or based on the actual usage as customers receive and consume benefits of such services. No significant returns, refund and other similar obligations during each reporting period.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenue. The Company reports revenues net of value added tax (“VAT”) or goods and services tax (“GST”). The Company’s subsidiaries in PRC are subject to a 6% to 13% value added tax (“VAT”). The Company’s subsidiaries in Singapore are subject to a 9% GST.

Practical Expedient and Exemptions

The Company does not disclose the value of unsatisfied performance obligations within one year by applying the right to invoice practical expedient provided by ASC 606-10-55-18. Payment terms and conditions vary by contract type; however, the Company’s terms generally include a requirement of payment within 180 days after acceptance of the service. The Company has elected the practical expedient to not assess whether a significant financing component exists if the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service is one year or less.

Contract balances

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Company has satisfied the Company’s performance obligation and has the unconditional rights to payment. Unearned revenues consist of payments received or awards to customers related to unsatisfied performance obligation at the end of the period. Advance from customers of $302,433, $245,010 and $320,545 as of September 30, 2023, 2022 and 2021 were recognized as revenues in the years ended September 30, 2024, 2023 and 2022, respectively. All unsatisfied performance obligations will be performed within the next 12 months. In certain application development service contracts, it contains a significant financial component, which represents a financial service obligation to the customers.

Disaggregation of revenue

Disaggregation of revenue

For the years ended September 30, 2024, 2023 and 2022, the disaggregation of revenue by major revenue stream is as follows:

	2024	2023	2022
Application development services	$7,798,865	$8,305,939	$3,380,284
Subscription service	2,288,806	2,776,175	5,877,323
Finance income	13,976	7,414	—
Total	$10,101,647	$11,089,528	$9,257,607

Advertising expenditures

Advertising expenditures

Advertising expenditures are expensed as incurred for the periods presented. Advertising expenditures are included in selling expenses. For the years ended September 30, 2024, 2023 and 2022, advertising expenses were $296,920, $513,474 and $1,202,430 respectively.

Operating leases

Operating leases

The Company mainly leases administrative offices and operating centers from property owners. These are all classified as operating leases. Effective October 1, 2022, the Company adopted the FASB Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASC 842”), along with several additional clarification ASU’s issued during 2018, using a modified retrospective transition approach with the cumulative effect recognized at the date of initial adoption. Upon adoption, the Company elected the package of practical expedients that allows the Company to not re-assess (i) any existing arrangements that contained a lease, (ii) the lease classification of any existing leases, and (iii) initial direct costs for any existing lease. The Company elected not to apply the hindsight policy, which allows an entity to include current considerations for existing leases when determining initial lease terms, which means, lease terms for all existing leases on the adoption date are consistently used as before. The Company elected to use the remaining lease term as of the adoption date to estimate the applicable discount rate for leases that were in place upon adoption.

The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset.

The Company elected not to separate non-lease components from lease components if the lease agreements consist of both lease and non-lease components. However, for all of the Company’s long-term lease agreements, lease payment do not contain the consideration for the non-lease component and the non-lease component has its own price and is paid separately. So, the Company calculates the right-of-use (“ROU”) and lease liabilities by using the lease payment only for the use of the underlying leased assets and has no need to allocate the lease payment between the lease and non-lease component.

Under a lease, the lessees are required to recognize ROU assets and lease liabilities. ROU assets represent the Company’s right to use an underlying asset for the lease term and are recognized as the amount of the lease liabilities, adjusted for any prepaid or accrued lease payments, net of lease incentives received, unamortized initial direct costs, or impairment charges relating to the right-of-use-asset. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and are recognized at the present value of the future lease payments at the lease commencement date. As the interest rate implicit in most of the Company’s leases is not readily determinable, the Company uses the 5-year LPR interest rate stipulated by the People’s Bank of China (the “PBOC”) in China to determine the present value of the future lease payments. The Company’s lease terms include options to renew or terminate the lease when it is reasonably certain that it will exercise the option.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities accounts on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expenses are recorded on a straight-line basis over the lease term.

Repayments of operating lease liabilities, variable lease payments, and short-term lease payments are classified as operating activities in the consolidated statements of cash flows.

As a result of the adoption, the Company as the lessee of operating leases recognized ROU assets and lease liabilities (including current and non-current) for operating leases of $88,072 and $88,072, respectively. The adoption had no material impact on the Company’s consolidated statements of income and comprehensive income (loss) for the year ended September 30, 2023 or the opening balance of retained earnings as of October 1, 2022.

Value added tax ("VAT") and goods and services tax ("GST")

Value added tax (“VAT”) and goods and services tax (“GST”)

Revenue is the invoiced value of goods and services, net of VAT or GST.

The VAT is based on gross sales price and VAT rates range from 6% to 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All VAT returns filed by the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

The GST is based on gross sales price and GST rates of 9%. Our Singapore subsidiary is allowed to offset input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in taxes payable.

Government grant

Government grant

Government grants are recognized in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) upon receipt and all conditions attached to the grants are fulfilled. For the years ended September 30, 2024, 2023 and 2022, the Company received $34,701, $425 and $10,884 government subsidy for high-technology companies and various research programs, included in other income, net.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the CFS. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes was incurred for the years ended September 30, 2024, 2023 and 2022. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,250). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. All of the tax returns of the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Earnings (loss) per Share

Earnings (loss) per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

Foreign currency translation

The functional currencies of the Company are the local currencies of the country in which the subsidiary operates. The Company’s CFS are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income included in consolidated statements of changes in equity. In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Since the Company operates primarily in the PRC mainland, Hong Kong and Singapore, the Company’s functional currency is the Chinese Yuan (“RMB”), Hong Kong dollar (“HK$”) and Singapore dollar (“SG$”). The Company’s CFS were translated into the reporting currency of U.S. Dollars (“US$”). The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in the translation.

The following table outlines the currency exchange rates that were used in creating the CFS in this report:

	September 30,	September 30,	September 30,
	2024	2023	2022
RMB Balance sheet items, except for equity accounts	US$1=RMB 7.0176	US$1=RMB 7.2960	US$1=RMB 7.1135
RMB Items in the statements of income and cash flows	US$1=RMB 7.2043	US$1=RMB 7.0533	US$1=RMB 6.5532
HK$ Balance sheet items, except for equity accounts	US$1=HK$7.7693	US$1=HK$7.8308	N/A
HK$ Items in the statements of income and cash flows	US$1=HK$7.8127	US$1=HK$7.8310	N/A
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.2831	N/A	N/A
SG$ Items in the statements of income and cash flows	US$1=SG$1.3406	N/A	N/A

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment resulting from the Company not using US$ as its functional currency.

Segment reporting

Segment reporting

In accordance with ASC Topic 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) was identified as the Chief Executive Officer. The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment.

Concentrations of risks

Concentrations of risks

(a)	Concentration of credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of September 30, 2024 and 2023, cash of $410,716 and $122,067 respectively, was held at major financial institutions in mainland PRC, where there RMB 500,000 (approximately $70,000) deposit insurance limit for a legal entity’s aggregated balance at each bank. To limit the exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions in the PRC. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy to provide for allowance for doubtful accounts based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

(b)	Significant customers

Major customers that make up 10% or more of revenue for the years ended September 30, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Percentage of the Company’s revenue
Customer A	35.6%	43.1%	—
Customer B	*	10.6%	*
Customer C	*	*	14.1%
Customer D	*	*	11.7%
Customer E		*	11.3%
*	The revenue of this customer is not over 10% of total revenue of the Company.

Major customers that make up 10% or more of accounts receivable as of September 30, 2024 and 2023 are as follows:

	2024	2023
Percentage of the Company’s accounts receivable
Customer A	36.9%	*
Customer B	15.2%	10.3%
Customer C	12.3%	—
Customer D	—	21.8%
Customer E	*	27.0%
Customer F	*	12.6%
*	The accounts receivable of this customer is not over 10% of total accounts receivable of the Company.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Concentrations of risks (continued)

(c)	Significant suppliers

Major suppliers that make up 10% or more of purchases for the years ended September 30, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Percentage of the Company’s purchases
Supplier A	28.6%	—	—
Supplier B	19.1%	47.8%	—
Supplier C	*	12.4%	*
Supplier D	*	11.8%	14.5%
Supplier E	*	*	11.6%
Supplier F	*	*	10.8%
Supplier G	—	—	39.8%
*	The purchase from this supplier is not over 10% of total purchase of the Company.

Major suppliers that make up 10% or more of accounts payable as of September 30, 2024 and 2023 are as follows:

	2024	2023
Percentage of the Company’s accounts payable
Supplier A	33.4%	—
Supplier B	11.2%	—
Supplier C	*	49.4%
Supplier D	*	23.8%
Supplier E	—	18.0%
*	The accounts payable of this supplier is not over 10% of total accounts payable of the Company.

Foreign currency risk
(d)	Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and the Company’s financial statements are presented in U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB. To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Recent accounting pronouncements

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact of adopting this ASU on its CFS.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023-07 is applied retroactively to all periods presented in financial statements, unless it is impracticable. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company plans to adopt this guidance effective October 1, 2025 and the Company is currently evaluating the impact of adopting this ASU on its CFS.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company plans to adopt this guidance effective October 1, 2025 and the Company is currently evaluating the impact of adopting this ASU on its CFS.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the CFS upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its CFS.